(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net operating revenue	R$ 26,744,905	R$ 19,112,089	R$ 20,599,212
General and administrative expenses	947,072	849,416	863,499
Income from electric energy service	3,021,834	2,522,608	2,645,434
Equity interests in subsidiaries, associates and joint ventures	312,390	311,414	216,885
Finance income (expense)	(1,487,554)	(1,453,474)	(1,407,863)
Profit before taxes	1,846,670	1,380,547	1,454,454
Profit attributable to the owners of the Company	1,179,750	900,885	864,940
Unconsolidated [member]
Statement Line Items [Line Items]
Net operating revenue	1	1,713	1,157
General and administrative expenses	(42,771)	(50,860)	(29,911)
Income from electric energy service	(42,770)	(49,147)	(28,754)
Equity interests in subsidiaries, associates and joint ventures	1,349,766	922,362	926,951
Finance income (expense)	(56,471)	17,183	(22,948)
Profit before taxes	1,250,525	890,398	875,250
Social contribution and income tax	(70,775)	10,487	(10,309)
Profit attributable to the owners of the Company	R$ 1,179,750	R$ 900,885	R$ 864,940